FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 1) - USD ($) $ in Thousands	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Investment in Compedica	$ 202	$ 5,018
Digital assets at fair value, Bitcoin	410
Put right liability	17,940
Level 1 [Member]
IfrsStatementLineItems [Line Items]
Investment in Compedica
Digital assets at fair value, TON liquid	1,408
Digital asset receivables at fair value, TON locked
Digital assets at fair value, Bitcoin	410
Put right liability
Warrant liability
Level 2 [Member]
IfrsStatementLineItems [Line Items]
Investment in Compedica
Digital assets at fair value, TON liquid
Digital asset receivables at fair value, TON locked
Digital assets at fair value, Bitcoin
Put right liability
Warrant liability
Level 3 [Member]
IfrsStatementLineItems [Line Items]
Investment in Compedica	202
Digital assets at fair value, TON liquid
Digital asset receivables at fair value, TON locked	8,920
Digital assets at fair value, Bitcoin
Put right liability	17,940
Warrant liability	$ 166